Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 11 – Leases

Classification related to operating and finance leases on the consolidated balance sheet consists of the following:

	As of December 31,
	2024	2023
Lease assets and liabilities
Operating lease assets, net	$16,603	$21,725
Finance lease assets, net	40,454	89,282

Operating lease liabilities-current	$9,223	$21,385
Operating lease liabilities-noncurrent	7,564	1,596
Operating lease liabilities-total	$16,787	$22,981

Finance lease liabilities-current	$11,053	$10,146
Finance lease liabilities-noncurrent	56,559	65,520
Finance lease liabilities-total	$67,612	$75,666

Components of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases consist of the following:

	Years Ended December 31,
	2024	2023	2022
Lease expenses
Operating lease expenses - SG&A portion	$21,874	$23,089	$49,184
Finance lease expenses
Depreciation expense of leased assets	50,426	17,625	21,019
Interest expense of finance lease	$3,420	$2,306	$1,315

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows - operating leases	$22,959	$23,039	$45,952
Operating cash flows - finance leases	3,420	2,306	1,315
Financing cash flows - finance leases	$10,216	$41,328	$26,698

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$15,359	$-	$41,626

Weighted average remaining lease term (in years)
Operating leases	1.01	1.00	2.00
Finance leases	5.41	3.25	0.92

Average discount rate
Operating leases	7.74%	5.77%	5.77%
Finance leases	4.67%	4.63%	4.63%

Future minimum payments under operating and finance leases consist of the following:

	Operating Leases	Finance Leases
Future minimum lease payments
Year December 31, 2025	$10,263	$13,975
Year December 31, 2026	7,888	13,975
Year December 31, 2027	-	13,975
Year December 31, 2028	-	13,975
Year December 31, 2029	-	13,975
Thereafter	-	6,597
Total	$18,151	$76,472
Less: Interest	(1,364)	(8,860)
Present value of lease liabilities	$16,787	$67,612

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022